Condensed Consolidated Statements of Change in Shareholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024	$ 11,240	$ 2,390	$ 45,914,112	$ (49,416,584)	$ (863,282)	$ 124	$ (4,352,000)
Balance, shares at Dec. 31, 2024	22,477,825	4,780,575
Net loss				(4,618,703)		630	(4,618,073)
Foreign currency translation adjustment					(193,405)	(138)	(193,543)
Issuance of ordinary shares through exercise of warrants	$ 82		202,376				202,458
Issuance of ordinary shares through exercise of warrants, shares	164,713
Incremental fair value on modification of warrants			1,223,013	(1,223,013)
Issuance of warrants			195,835				195,835
Balance at Jun. 30, 2025	$ 11,322	$ 2,390	47,535,336	(55,258,300)	(1,056,687)	616	(8,765,323)
Balance, shares at Jun. 30, 2025	22,642,538	4,780,575
Balance at Dec. 31, 2025	$ 12,822	$ 2,390	56,699,173	(62,186,087)	(1,012,482)	1,257	(6,482,927)
Balance, shares at Dec. 31, 2025	25,642,538	4,780,575
Net loss				(5,434,380)		230	(5,434,150)
Foreign currency translation adjustment					(126,830)	(6)	(126,836)
Balance at Jun. 30, 2026	$ 12,822	$ 2,390	$ 56,699,173	$ (67,620,467)	$ (1,139,312)	$ 1,481	$ (12,043,913)
Balance, shares at Jun. 30, 2026	25,642,538	4,780,575